Segmented Information (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Operating Segments

Reportable segments

	For the year ended December 31, 2017
	Consulting Services					Adjustments
		United		Construction	Total	and
	Canada	States	Global	Services	Segments	Eliminations	Consolidated
	$	$	$	$	$	$	$

Total gross revenue	1,221.9	2,254.0	664.7	1,126.2	5,266.8	(126.7)	5,140.1
Less inter-segment revenue	30.2	28.0	53.7	14.8	126.7	(126.7)	-

Gross revenue from external customers	1,191.7	2,226.0	611.0	1,111.4	5,140.1	-	5,140.1
Less subconsultants and other direct expenses	164.1	511.3	179.5	867.9	1,722.8	-	1,722.8

Total net revenue	1,027.6	1,714.7	431.5	243.5	3,417.3	-	3,417.3

Gross margin	551.5	958.7	251.7	66.0	1,827.9	-	1,827.9

	For the year ended December 31, 2016
	Consulting Services					Adjustments
				Construction	Total	and
	Canada	United States	Global	Services	Segments	Eliminations	Consolidated
	$	$	$	$	$	$	$

Total gross revenue	1,200.3	2,078.5	495.8	656.9	4,431.5	(131.4)	4,300.1
Less inter-segment revenue	31.5	15.5	72.7	11.7	131.4	(131.4)	-
Gross revenue from external customers	1,168.8	2,063.0	423.1	645.2	4,300.1	-	4,300.1
Less subconsultants and other direct expenses	148.2	467.1	112.9	473.5	1,201.7	-	1,201.7

Total net revenue	1,020.6	1,595.9	310.2	171.7	3,098.4	-	3,098.4

Gross margin	549.7	883.0	180.1	63.5	1,676.3	-	1,676.3

Schedule of Non-Current Assets and Gross Revenue by Geographical Areas

Geographic information: Non-current assets	December 31 2017 $	December 31 2016 $

Canada	452.4	471.2
United States	1,311.2	1,479.8
United Kingdom	119.3	135.9
Other countries	148.7	404.6

Total non-current assets	2,031.6	2,491.5

Non-current assets in the table above consist of property and equipment, goodwill, and intangible assets. Geographic information is attributed to countries based on the location of the assets.

Geographic information: Gross revenue	For the year ended December 31
	2017 $	2016 $
Canada	1,202.3	1,168.8
United States	2,923.2	2,468.2
United Kingdom	533.0	318.2
Other countries	481.6	344.9

Total gross revenue from external customers	5,140.1	4,300.1

Schedule of Gross Revenue by Services

Geographic information: Gross revenue	For the year ended December 31
	2017 $	2016 $
Canada	1,202.3	1,168.8
United States	2,923.2	2,468.2
United Kingdom	533.0	318.2
Other countries	481.6	344.9

Total gross revenue from external customers	5,140.1	4,300.1

Gross revenue is attributed to countries based on the location of the project.

Gross revenue by services	For the year ended December 31
	2017 $	2016 $

Consulting Services
Buildings	898.1	818.2
Energy & Resources	479.2	418.5
Environmental Services	683.8	636.5
Infrastructure	1,090.4	1,059.7
Water	877.2	722.0
Construction Services	1,111.4	645.2

Total gross revenue from external customers	5,140.1	4,300.1